Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2023
Fidelity Freedom Blend 2040 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.82%)
Since Inception	(7.12%)
Fidelity Freedom Blend 2040 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.05%)
Since Inception	(9.24%)
Fidelity Freedom Blend 2040 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.39%)
Since Inception	(5.53%)
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	(1.86%)	[1]
F0270
Average Annual Return:
Past 1 year	(18.14%)
Since Inception	(6.22%)	[1]

[1]	A From April 6, 2021